COMMITMENTS	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

Employment Agreements

Effective January 9, 2013, the Company entered into an employment agreement with its then chief executive officer for a term of two years, to be automatically renewed for successive one year periods thereafter unless either party provides written notice of intention not to renew the agreement. The agreement provided for a base annual salary of $150,000, paid in periodic installments in accordance with the Company’s regular payroll practices and an annual bonus, subject to clawback provisions, based on reaching certain financial targets as defined. The agreement includes other benefits and grants under the Company’s 2013 Equity Incentive Plan. On March 22, 2013, the Company’s chief executive officer, resigned from all positions he held with the Company and is serving as a consultant to the Company for $150,000 a year, plus the other provisions as provided in the original employment contract. In May 2013, the prior executive officer agreed to reduce the annual fee to $90,000 until the Company has sufficient capital to increase the compensation to $150,000 per year.

Effective January 9, 2013, the Company entered into an employment agreement with its chief financial officer for a term of two years, to be automatically renewed for successive one year periods thereafter unless either party provides written notice of intention not to renew the agreement. The agreement provided for a base annual salary of $80,000, paid in periodic installments in accordance with the Company’s regular payroll practices and an annual bonus, subject to clawback provisions, based on reaching certain financial targets as defined. The agreement includes other benefits and grants under the Company’s 2013 Equity Incentive Plan.  The chief financial officer has proposed an amendment to the employment agreement providing that the base salary under the agreement be applied to the extent of accounting fees to the public accounting firm, where he is a partner that provides nonaudit services to the Company.  Costs incurred pursuant to this agreement for the nine months ended September 30, 2013 are included in professional fees.

Effective January 9, 2013, the Company entered into an employment agreement with its President for a term of two years, to be automatically renewed for successive one year periods thereafter unless either party provides written notice of intention not to renew the agreement. The agreement provided for a base salary of $150,000, paid in periodic installments in accordance with the Company’s regular payroll practices and an annual bonus, subject to clawback provisions, based on reaching certain financial targets as defined. The agreement included other benefits and grants under the Company’s 2013 Equity Incentive Plan.

Lease

On January 1, 2013, the Company entered into a five year and one month lease for space in Great Neck, New York, effective February 17, 2013, with rent at $39,360, per year, subject to certain increases as defined.  The lease agreement requires two months annual rent as a security deposit and the personal guaranty of the President of the Company. The rent is due in monthly installments commencing April 1, 2013; rent expense is being recorded on a straight line basis over the term of the lease.  The difference between the rent payments made and straight line basis has been recorded as deferred rent.

A portion of the office space has been subleased on a month-to-month basis to a related entity owned by two of the Company’s officers for one-third of the current rent payable.

Future minimum payments under the lease are as follows:

Three Months ending 12/31/2013	$9,815

Years ending December 31:
2014	40,370
2015	41,811
2016	43,275
2017	44,787
2018	11,292
Total	$191,350

Investor Relations Consulting Agreement

In August 2013, the Company entered into an Investor Relations Consulting Agreement (Agreement) with an investor relations firm to provide consulting services regarding financial markets and exchanges, competitors, business acquisitions and other aspects of or concerning the Company’s business. The Agreement is for a term of twelve months commencing August 16, 2013, with a one month cancellation option for either party. The Agreement calls for a monthly consulting and services fee of $2,000. In addition, the Company agreed to grant to the consultant an aggregate of 3,500,000 shares of the Company’s restricted stock of which 1,750,000 was issued through September 30, 2013 and the remainder are issuable. The price of the stock at the time of the Agreement was $0.02 per share. $17,500 has been recorded as consulting expense and $52,500 as prepaid consulting fees.